TAXES ON INCOME (Schedule of Components of Income Tax Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
Domestic (Israel)		$ 431	$ 334
Foreign (United States)	(881)	1,937	1,792
Total current	(881)	2,368	2,126
Deferred:
Domestic (Israel)	(813)	210	2,135
Foreign (United States)	711	(252)	(245)
Total deferred	(102)	(42)	1,890
Previous Years:
Foreign (United States)	(481)	7	(151)
Total previous years	(481)	7	(151)
Taxes on income as reported in the statements of income	$ (1,464)	$ 2,333	$ 3,865